Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Components of Net Periodic Pension and Postretirement Benefit Expense

The components of net periodic pension and postretirement benefit expense for 2012, 2011 and 2010 are as follows:

	Pension Benefits
	2012			2011			2010
(in millions)	Domestic	Foreign	Total	Domestic	Foreign	Total	Domestic	Foreign	Total
Service cost	$0.2	$1.9	$2.1	$0.2	$1.9	$2.1	$0.2	$1.6	$1.8
Interest cost	14.5	2.6	17.1	15.9	2.8	18.7	17.6	2.5	20.1
Expected return on plan assets	(16.3)	(1.4)	(17.7)	(15.6)	(1.4)	(17.0)	(13.6)	(1.2)	(14.8)
Amortization:
Net actuarial loss	7.1	0.2	7.3	3.2	—	3.2	3.3	—	3.3

Net periodic cost	5.5	3.3	8.8	3.7	3.3	7.0	7.5	2.9	10.4
Curtailments and settlements	—	—	—	1.6	—	1.6	1.9	(0.1)	1.8

Total expense	$5.5	$3.3	$8.8	$5.3	$3.3	$8.6	$9.4	$2.8	$12.2

Assumptions
Weighted average assumption used to calculate net periodic cost:
Discount rate	4.50%	4.30%	4.47%	5.25%	4.78%	5.18%	5.79%	5.12%	5.69%
Expected return on plan assets	8.00%	4.53%	7.60%	8.00%	4.83%	7.63%	8.21%	5.16%	7.87%
Rate of compensation increase	—	2.51%	2.51%	—	2.98%	2.98%	—	2.98%	2.98%

	Postretirement Benefits
(in millions)	2012	2011	2010
Service cost	$0.1	$0.3	$0.3
Interest cost	0.3	0.7	0.7
Amortization:
Prior service benefit	(0.4)	(0.8)	(0.8)
Net actuarial gain	(0.1)	(0.1)	—

Net periodic cost (credit)	(0.1)	0.1	0.2
Curtailments and settlements	—	(7.3)	—

Total expense (credit)	$(0.1)	$(7.2)	$0.2

Assumptions
Weighted average assumption used to calculate net periodic cost:
Discount rate	4.40%	5.50%	5.96%

Amount of Accumulated Other Comprehensive Income Expected To Be Recognized In Net Periodic Benefit Cost

The amount of AOCI expected to be recognized in net periodic benefit cost for the year ending December 31, 2013 is as follows:

	Pension Benefits
(in millions)	Domestic	Foreign	Total	Postretirement
Prior service cost (credit)	$—	$(0.1)	$(0.1)	$0.4
Net actuarial loss (gain)	(7.4)	(0.4)	(7.8)	0.1

	$(7.4)	$(0.5)	$(7.9)	$0.5

Reconciliation of Benefit Obligation Plan Assets and Funded Status of Pension and Postretirement Plans

The following table provides a reconciliation of the benefit obligation, plan assets and the funded status of the pension and postretirement plans as of December 31, 2012 and 2011:

	Pension Benefits						Postretirement Benefits
	2012			2011			2012	2011
(in millions)	Domestic	Foreign	Total	Domestic	Foreign	Total
Change in benefit obligation:
Benefit obligation at beginning of year	$334.3	$60.9	$395.2	$313.1	$58.3	$371.4	$7.8	$15.3
Acquisitions	—	—	—	—	—	—	—	—
Service cost	0.2	1.9	2.1	0.2	1.9	2.1	0.1	0.3
Interest cost	14.5	2.6	17.1	15.9	2.8	18.7	0.3	0.7
Curtailments and settlements	—	(0.7)	(0.7)	(1.7)	(0.2)	(1.9)	—	—
Amendments	—	0.3	0.3	—	—	—	—	(8.1)
Actuarial loss (gain)	21.1	8.6	29.7	27.8	2.7	30.5	(0.3)	—
Participant contributions	—	—	—	—	—	—	0.3	0.4
Benefits paid	(21.7)	(2.9)	(24.6)	(21.0)	(3.1)	(24.1)	(0.6)	(0.8)
Foreign currency translation and other	—	0.9	0.9	—	(1.5)	(1.5)	—	—

Benefit obligation at end of year(a)	348.4	71.6	420.0	334.3	60.9	395.2	7.6	7.8

Change in plan assets:
Fair value of plan assets at beginning of year	$234.6	$30.2	$264.8	$221.6	$29.3	$250.9	$—	$—
Acquisitions	—	—	—	—	—	—	—	—
Actual return on plan assets	27.7	1.5	29.2	9.5	1.3	10.8	—	—
Company contributions	15.9	4.3	20.2	26.2	3.8	30.0	0.3	0.4
Settlements	—	(0.7)	(0.7)	(1.7)	(0.2)	(1.9)	—	—
Participant contributions	—	—	—	—	—	—	0.3	0.4
Benefits paid	(21.7)	(2.9)	(24.6)	(21.0)	(3.1)	(24.1)	(0.6)	(0.8)
Foreign currency translation and other	—	1.1	1.1	—	(0.9)	(0.9)	—	—

Fair value of plan assets at end of year	256.5	33.5	290.0	234.6	30.2	264.8	—	—

Net (liability) recognized in the consolidated balance sheet	$(91.9)	$(38.1)	$(130.0)	$(99.7)	$(30.7)	$(130.4)	$(7.6)	$(7.8)

Assumptions
Weighted average assumption used to calculate benefit obligation:
Discount rate	3.95%	3.34%	3.85%	4.50%	4.30%	4.47%	3.90%	4.40%
Rate of compensation increase	—	2.56%	2.56%	—	2.51%	2.51%	—	—
Healthcare cost trend rate:
Current:
Pre-Age 65	—	—	—	—	—	—	6.75%	7.00%
Post-Age 65	—	—	—	—	—	—	6.75%	7.00%
Ultimate	—	—	—	—	—	—	4.50%	4.50%

(a)	The accumulated benefit obligation for all defined benefit pension plans was $414 and $390 at December 31, 2012 and 2011, respectively.

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the Company’s consolidated balance sheets at December 31, 2012 and 2011 consist of:

	Pension Benefits		Postretirement Benefits
(in millions)	2012	2011	2012	2011
Other assets	$2.3	$2.4	$—	$—
Accrued benefit cost	(132.3)	(132.8)	(7.6)	(7.8)

Net amount recognized	$(130.0)	$(130.4)	$(7.6)	$(7.8)

Summary of Under-Funded or Non-Funded Pension Benefit Plans with Projected Benefit Obligation In Excess of Plan Assets

Summary of under-funded or non-funded pension benefit plans with projected benefit obligation in excess of plan assets at December 31, 2012 and 2011:

	Pension Benefits
(in millions)	2012	2011
Projected benefit obligation	$408.6	$383.5
Fair value of plan assets	276.3	250.7

Summary of Pension Plans with Accumulated Benefit Obligations In Excess of Plan Assets

Summary of pension plans with accumulated benefit obligations in excess of plan assets at December 31, 2012 and 2011:

	Pension Benefits
(in millions)	2012	2011
Accumulated benefit obligation	$400.0	$379.3
Fair value of plan assets	272.8	250.7

Activity for Level Three Pension Plan Assets

The activity for Level 3 pension plan assets for 2012 and 2011 is as follows:

	Level 3 Pension Plan Assets
(in millions)	Domestic Plans	Foreign Plans
Balance, December 31, 2010	$15.0	$15.3
Actual return on plan assets:
Relating to assets held at year-end	(0.2)	0.5
Purchases, sales, settlements and other, net	8.3	(0.5)
Transfers in/(out)	(9.8)	—

Balance, December 31, 2011	$13.3	$15.3
Actual return on plan assets:
Relating to assets held at year-end	1.3	0.6
Relating to assets sold during the period	(0.3)	—
Purchases, sales, settlements and other, net	(0.2)	0.3

Balance, December 31, 2012	$14.1	$16.2

Expected Benefit Payments for Pension and Postretirement Plans

Information about the expected benefit payments for the Company’s pension and postretirement plans are as follows:

Years Ending December 31,	Pension Plans	Postretirement Plans
	(in millions)
2013	$27.8	$0.6
2014	25.9	0.5
2015	24.3	0.5
2016	24.6	0.5
2017	24.5	0.5
Next 5 years	127.4	2.4

Pension Benefits, Foreign
Composition of Pension Plan Assets

The composition of foreign pension plan assets at December 31, 2012 and 2011 is as follows:

	Fair Value Measurements of Plan Assets—Foreign Plans
(in millions)	December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds	$5.9	$—	$—	$5.9
Fixed income securities and funds	10.4	—	—	10.4
Cash and other	1.0	—	16.2	17.2

Total	$17.3	$—	$16.2	$33.5

	Fair Value Measurements of Plan Assets—Foreign Plans
(in millions)	December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds	$5.1	$—	$—	$5.1
Fixed income securities and funds	8.9	—	—	8.9
Cash and other	0.9	—	15.3	16.2

Total	$14.9	$—	$15.3	$30.2

Pension Benefits, Domestic
Composition of Pension Plan Assets

The composition of domestic pension plan assets at December 31, 2012 and 2011 is as follows:

	Fair Value Measurements of Plan Assets—Domestic Plans
(in millions)	December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds:
Domestic	$10.5	$33.7	$—	$44.2
International	—	48.6	—	48.6
Fixed income securities and funds:
Investment-grade	62.4	—	—	62.4
High-yield	—	14.0	—	14.0
Alternative investments	26.0	45.2	12.9	84.1
Cash and other	2.0	—	1.2	3.2

Total	$100.9	$141.5	$14.1	$256.5

	Fair Value Measurements of Plan Assets—Domestic Plans
(in millions)	December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds:
Domestic	$7.3	$31.7	$—	$39.0
International	—	41.2	—	41.2
Fixed income securities and funds:
Investment-grade	60.7	—	—	60.7
High-yield	—	12.3	—	12.3
Alternative investments	22.5	42.8	12.0	77.3
Cash and other	2.8	—	1.3	4.1

Total	$93.3	$128.0	$13.3	$234.6